Fair Value, Assets and Liabilities, Fair Value on a Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 5,617	$ 5,842
Loans	1,780	494
Other assets	1,778	386
Total assets at fair value on a nonrecurring basis	12,872	8,203
Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	3,187	1,481
Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,385	280
Mortgage servicing rights	510	0
Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	395	214
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	2,672	2,039
Loans	1,780	493
Other assets	1,350	359
Total assets at fair value on a nonrecurring basis	8,199	4,199
Level 2 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	2,397	1,308
Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,385	280
Mortgage servicing rights	0	0
Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	395	213
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	2,945	3,803
Loans	0	1
Other assets	428	27
Total assets at fair value on a nonrecurring basis	4,673	4,004
Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	790	173
Other assets	417
Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Mortgage servicing rights	510	0
Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 0	$ 1